IMPAIRMENT OF NONFINANCIAL ASSETS (Details)	12 Months Ended
Mar. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections, period	5 years
Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	6.50%
Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	9.00%
Civil Aviation Training Solutions, Defense and Security and Healthcare | Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%
Civil Aviation Training Solutions, Defense and Security and Healthcare | Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	3.00%